SUBSEQUENT EVENTS	12 Months Ended
May 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Subsequent to May 31, 2024, the Company issued an aggregate of 473,936,508 shares of common stock for the conversion of notes payable and accrued interest in the aggregate amount of $54,127.

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there are no additional events requiring disclosure.